Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Derivative Financial Instruments

	Assets		Liabilities
	2020	2019	2020	2019
	RMB million	RMB million	RMB million	RMB million
Fuel forward contracts	399	—	1	—
Interest rate swaps	—	27	140	10
Forward foreign currency contracts	—	43	—	13

Total	399	70	141	23

Less: current portion
– Fuel forward contracts	362	—	1	—
– Interest rate swaps	—	—	2	—
– Forward foreign currency contracts	—	43	—	13

Current portion	362	43	3	13

Non-current portion	37	27	138	10